Insurance contracts in the financial services segment - Summary of the Remaining Undiscounted Net Cash Flows (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	¥ 19,173,131	¥ 16,809,194
Securities held in the insurance business	20,808,629	19,640,244
Indefinite Term [Member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Securities held in the insurance business	3,687,375	2,408,401
Not later than one year [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	60,673	(75,482)
Securities held in the insurance business	780,798	636,352
Later than one year and not later than two years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	86,008	(44,017)
Securities held in the insurance business	341,277	367,283
Later than two years and not later than three years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	127,079	9,281
Securities held in the insurance business	355,062	345,113
Later than three years and not later than four years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	175,412	54,108
Securities held in the insurance business	374,354	322,176
Later than four years and not later than five years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	248,021	102,498
Securities held in the insurance business	305,612	428,997
Later than five years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	18,475,938	16,762,806
Securities held in the insurance business	¥ 14,964,151	¥ 15,131,922